Shareholder Report, Line Graph (Details) - USD ($)	Dec. 31, 2024	Sep. 30, 2024	Jun. 30, 2024	Mar. 31, 2024	Dec. 31, 2023	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Mar. 16, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2017	Sep. 30, 2017	Jun. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Aug. 28, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2014
Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Account Value	$ 10,151	$ 10,697	$ 9,999	$ 10,111	$ 10,326	$ 9,552	$ 9,907	$ 10,061	$ 9,767	$ 9,343	$ 10,040	$ 10,944	$ 11,662	$ 11,741	$ 11,846	$ 11,693	$ 12,238	$ 11,849	$ 11,542	$ 11,171		$ 11,208	$ 11,154	$ 11,075	$ 10,721	$ 10,490	$ 10,366	$ 10,463	$ 10,762	$ 10,618	$ 10,505	$ 10,323	$ 10,061	$ 9,887	$ 10,638	$ 10,552	$ 10,256	$ 9,685	$ 9,775		$ 9,692	$ 9,808	$ 10,000
Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Account Value	10,151	10,697	9,999	10,111	10,326	9,552	9,907	10,061	9,767	9,343	10,040	10,944	11,662	11,741	11,846	11,693	12,238	11,849	11,542	11,171		11,208	11,154	11,075	10,721	10,490	10,366	10,463	10,762	10,618	10,505	10,323	10,061	9,887	10,638	10,552	10,256	9,685	9,775		9,692	9,808	10,000
Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Account Value	520,975	548,990	513,157	518,887	529,926	490,216	508,450	516,350	501,278	479,470	515,250	561,655	598,530	602,582	607,952	600,076	628,094	608,120	592,355	573,318		575,198	572,420	568,357	550,229	538,375	532,004	536,964	552,331	544,913	539,107	529,764	516,329	507,392	545,978	541,556	526,344	497,024	501,660	$ 500,000
Bloomberg Global Aggregate Bond Index
Account Value [Line Items]
Account Value	8,993	9,476	8,858	8,957	9,147	8,462	8,777	8,913	8,653	8,276	8,894	9,695	10,332	10,402	10,494	10,358	10,842	10,497	10,225	9,896	$ 10,000
Bloomberg Global Aggregate ex USD Bond Index
Account Value [Line Items]
Account Value	9,133	9,803	9,034	9,229	9,535	8,731	9,095	9,295	9,019	8,445	9,264	10,411	11,093	11,226	11,407	11,303	11,935	11,357	10,906	10,549		10,839	10,767	10,829	10,471	10,315	10,221	10,402	10,923	10,541	10,372	10,121	9,775	9,538	10,629	10,521	10,174	9,398	9,518		9,457	9,537	10,000
Bloomberg Global Aggregate ex USD Bond Index
Account Value [Line Items]
Account Value	9,133	9,803	9,034	9,229	9,535	8,731	9,095	9,295	9,019	8,445	9,264	10,411	11,093	11,226	11,407	11,303	11,935	11,357	10,906	10,549		10,839	10,767	10,829	10,471	10,315	10,221	10,402	10,923	10,541	10,372	10,121	9,775	9,538	10,629	10,521	10,174	9,398	9,518		$ 9,457	$ 9,537	$ 10,000
Bloomberg Global Aggregate ex USD Bond Index
Account Value [Line Items]
Account Value	480,491	515,784	475,311	485,567	501,679	459,356	478,487	489,056	474,533	444,296	487,426	547,760	583,648	590,614	600,166	594,693	627,914	597,503	573,770	554,986		$ 570,279	$ 566,461	$ 569,745	$ 550,912	$ 542,670	$ 537,768	$ 547,285	$ 574,667	$ 554,573	$ 545,684	$ 532,502	$ 514,261	$ 501,809	$ 559,192	$ 553,510	$ 535,303	$ 494,458	$ 500,759	$ 500,000
Bloomberg Global Aggregate ex USD Bond Index
Account Value [Line Items]
Account Value	$ 8,518	$ 9,143	$ 8,426	$ 8,608	$ 8,893	$ 8,143	$ 8,482	$ 8,670	$ 8,412	$ 7,876	$ 8,641	$ 9,710	$ 10,346	$ 10,470	$ 10,639	$ 10,542	$ 11,131	$ 10,592	$ 10,171	$ 9,838	$ 10,000